Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
Cost or deemed cost
Balance at December 31, 2017, 2016 and 2015		$1,178,999

Accumulated depletion and depreciation
Balance at January 31, 2015		$166,757
Depletion and depreciation expense		112,482
Balance at December 31, 2015		279,239
Depletion and depreciation expense		112,482
Balance at December 31, 2016		391,721
Depletion and depreciation expense		112,482
Balance at December 31, 2017		504,203

Net book value	$
As at December 31, 2015		899,760
As at December 31, 2016		787,278
As at December 31, 2017		$674,795